Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of June 30, 2020 and December 31, 2019, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade receivables	276,433	242,008
Tax receivables	43,032	50,901
Prepayments	30,527	5,150
Other accounts receivable	16,188	19,508
Total	366,180	317,568